Form N-1A Cover	Apr. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	FRANKLIN FEDERAL TAX FREE INCOME FUND
Entity Central Index Key	0000357310
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Prospectus Date	Sep. 01, 2025